Description of Business and Segmented Disclosures - Schedule of Assets by Segment (Details) - CAD ($) $ in Millions	Sep. 30, 2025	Dec. 31, 2024
Disclosure Of Reportable Segments [Line Items]
Intangible exploration and evaluation assets	$ 430	$ 484
Property, plant and equipment	35,972	38,568
Right-of-use assets	1,914	1,950
Goodwill	2,923	2,923
Assets	53,573	56,539
Oil Sands
Disclosure Of Reportable Segments [Line Items]
Intangible exploration and evaluation assets	403	461
Property, plant and equipment	24,873	24,646
Right-of-use assets	946	1,018
Goodwill	2,923	2,923
Assets	31,994	31,668
Conventional
Disclosure Of Reportable Segments [Line Items]
Intangible exploration and evaluation assets	20	15
Property, plant and equipment	2,213	2,230
Right-of-use assets	47	57
Goodwill	0	0
Assets	2,551	2,610
Offshore
Disclosure Of Reportable Segments [Line Items]
Intangible exploration and evaluation assets	7	8
Property, plant and equipment	3,950	3,365
Right-of-use assets	187	95
Goodwill	0	0
Assets	4,633	4,089
Canadian Refining
Disclosure Of Reportable Segments [Line Items]
Intangible exploration and evaluation assets	0	0
Property, plant and equipment	2,457	2,511
Right-of-use assets	54	39
Goodwill	0	0
Assets	2,934	2,901
U.S Refining
Disclosure Of Reportable Segments [Line Items]
Intangible exploration and evaluation assets	0	0
Property, plant and equipment	2,259	5,538
Right-of-use assets	290	342
Goodwill	0	0
Assets	6,600	9,517
Corporate and Eliminations
Disclosure Of Reportable Segments [Line Items]
Intangible exploration and evaluation assets	0	0
Property, plant and equipment	220	278
Right-of-use assets	390	399
Goodwill	0	0
Assets	$ 4,861	$ 5,754